As filed with the Securities and Exchange Commission on May 20, 2011

1933 Act File No.002-72658
1940 Act File No. 811-03196

SECURITIES AND EXCHANGE COMMISION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Post-Effective Amendment No. 54 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

Amendment No. 55 [X]

(Check appropriate box or boxes.)

CASH RESERVE FUND, INC.
(formerly, Cash Reserve Fund, Inc.)
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
 (Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (617) 295-1000

Caroline Pearson
One Beacon Street
Boston, Massachusetts  02108
(Name and Address of Agent for Service)

Copy to:
David A. Sturms, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
_____________________________

It is proposed that this filing will become effective (check appropriate box)

[ X ]           immediately upon filing pursuant to paragraph (b)
[   ]           on ______________ pursuant to paragraph (b)
[   ]           60 days after filing pursuant to paragraph (a)(1)
[   ]           on ______________ pursuant to paragraph (a)(1)
[   ]           75 days after filing pursuant to paragraph (a)(2)
[   ]           on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

•	Cash Reserve Fund – Prime Series: Managed Shares, Prime Institutional Shares and Prime Shares

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 29th day of April 2011.

CASH RESERVE FUND, INC.

By: /s/Michael G. Clark
Michael G. Clark*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Michael G. Clark
Michael G. Clark*	President	April 29, 2011

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	April 29, 2011

/s/John W. Ballantine
John W. Ballantine*	Director	April 29, 2011

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	April 29, 2011

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	April 29, 2011

/s/Keith R. Fox
Keith R. Fox*	Director	April 29, 2011

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Director	April 29, 2011

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Director	April 29, 2011

/s/Richard J. Herring
Richard J. Herring*	Director	April 29, 2011

/s/William McClayton
William McClayton*	Director	April 29, 2011

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	April 29, 2011

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	April 29, 2011

SIGNATURE	TITLE	DATE

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	April 29, 2011

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Director	April 29, 2011

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registration Statement, as filed on April 29, 2008; and as filed on April 30, 2009 in Post-Effective Amendment No. 46 to the Registration Statement.

SIGNATURES

CASH MANAGEMENT PORTFOLIO has duly caused this amendment to the Registration Statements on Form N-1A of DWS Money Market Trust, on behalf of Cash Management Fund, Cash Reserve Fund Institutional, and DWS Money Market Series, and Cash Reserve Fund, Inc. to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 29th day of April 2011.

CASH MANAGEMENT PORTFOLIO

                                                                           By:  /s/Michael G. Clark
                                                                                  Michael G. Clark*
                                                                                  President

*By:

        /s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the power of attorney filed in Amendment No. 25 to the Registration Statement for Cash Management Portfolio on April 30, 2009.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase